ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Refundable payment—current	33,031,044	36,977,756
Sales rebate	15,799,815	36,275,780
Accrued payroll and social insurance	27,837,103	34,931,618
Warranty—current	40,252,099	29,854,144
Other taxes payable	15,717,177	17,056,573
Construction payable	5,410,352	10,829,465
Operating lease liabilities—current	—	7,689,187
Employee options payable	24,051,579	2,035,266
Interest payable	453,562	275,178
Other*	9,104,873	22,979,591

Accrued expenses and other current liabilities	171,657,604	198,904,558
*	Other mainly include accrued marketing expenses.

Schedule of movement of provision for warranty

	For the Year Ended December 31,
	2019	2020	2021
Accrued warranty—beginning of year	48,872,284	59,951,866	59,195,896
Accrual for warranties issued during the year	40,271,444	35,197,541	35,181,557
Warranty claims paid	(22,132,194)	(18,590,107)	(22,554,689)
Pre-existing warranty expired	(7,059,668)	(17,363,404)	(24,034,642)
Accrued warranty—end of year	59,951,866	59,195,896	47,788,122